Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accrued Expenses
Accrued Expenses

8. Accrued Expenses

Accrued expenses consist of the following:

(In thousands)	June 30, 2011	December 31, 2010

Research costs	$2,672	$1,913
Payroll and employee benefits	764	473
Professional fees	701	243
Vacation	79	79
Restructuring	—	63
Accrued interest on notes payable	62	—

Total accrued expenses	$4,278	$2,771

6. Accrued Expenses

        Accrued expenses consist of the following:

	December 31,
	2009	2010
Research costs	$822	$1,913
Payroll and employee benefits	293	473
Professional fees	83	243
Vacation	79	79
Restructuring	—	63
Scientific advisory board fees	3	—

Total accrued expenses	$1,280	$2,771